RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS

In April 2014, the FASB issued Accounting Standards Update ("ASU") 2014-08 "Presentation of Financial Statements and Property, Plant and Equipment" in order to clarify and change the criteria for reporting discontinued operations. Under ASU 2014-08, the disposal of a component or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on the entity's operations and financial results. Additionally, ASU 2014-08 improves the definition of discontinued operations and requires expanded disclosures for discontinued operations. ASU 2014-08 is effective for annual reporting periods and interim periods beginning on or after December 15, 2014. Its adoption is not expected to have a material impact on the Company's disclosures or consolidated financial position, results of operations and cash flows.

In May 2014, the FASB issued ASU 2014-09 "Revenue from Contracts with Customers" in order to ensure that revenue recognition requirements are the same under both US GAAP and International Financial Reporting Standards ("IFRS"). ASU 2014-09 removes inconsistencies and provides a more robust framework for addressing revenue issues. ASU 2014-09 is effective for reporting periods and interim periods beginning on or after December 15, 2016. Early adoption is not permitted. The Company is currently assessing the impact of ASU 2014-09 on its consolidated financial position, results of operations and cash flows.

In August 2014, the FASB issued ASU 2014-12 "Compensation - Stock Compensation" in order to provide explicit guidance on accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The Company's Option Scheme does not award options which are dependent on the achievement of performance targets and, accordingly, ASU 2-14-12 is not expected have a material impact on the Company's consolidated financial position, results of operations and cash flows.

In November 214, the FASB issued ASU 2014-16 "Derivatives and Hedging" in order to standardize the determination of whether the host contract in a hybrid financial instrument issued in the form of a share is more akin to debt or to equity. ASU 2014-16 requires that all terms and features of the hybrid instrument, including the embedded derivative feature itself, must be taken into account when establishing separate accounting for the embedded derivative. ASU 2014-16 is effective for fiscal years and interim periods beginning on or after December15, 2015. The Company is currently assessing the impact of ASU 2014-16 on its consolidated financial position, results of operations and cash flows.

In January 2015, the FASB issued ASU 2015-01 "Income Statement - Extraordinary and Unusual Items", which eliminates the concept of extraordinary items from U.S. GAAP. ASU 2015-01 is effective for fiscal years and interim periods beginning on or after December 15, 2015. Early adoption is permitted provided that it is applied from the beginning of the fiscal year of adoption. Its adoption is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02 "Consolidation: Amendments to the Consolidation Analysis" in order to clarify the basis for consolidation of certain legal entities. ASU 2015-02 changes the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. Specifically, ASU 2015-02 (i) modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities, (ii) eliminates the presumption that a general partner should consolidate a limited partnership, (iii) affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships, and (iv) provides a scope exception from consolidation guidance for reporting entities with interests in certain legal entities. ASU 2015-02 is effective for public business entities for fiscal years and interim periods beginning on or after December 15, 2015. Early adoption is permitted. The Company is currently assessing the impact of ASU 2015-02 on its consolidated financial position, results of operations and cash flows.